UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE    68501-2535

(Address of principal executive offices) (Zip code)

Jon C. Gross

Stratus Fund, Inc.

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362

Date of fiscal year end:	06/30/2012

Date of reporting period:	09/30/2011

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2011

		Percent of
Shares	Common Stock - 96.94%	Net Assets	Fair Value

	Basic Materials	0.92%
5,000	Praxair, Inc.		$467,400

	Consumer Discretionary	11.81%
35,000	Best Buy Company, Inc.		815,500
75,000	Comcast Corp.		1,567,500
20,000	Jarden Corp.		565,200
30,000	Lowe's Companies, Inc.		580,200
12,000	Target Corp.		588,480
30,000	Viacom, Inc.		1,162,200
24,000	Walt Disney Co.		723,840
			6,002,920

	Consumer Staples	11.65%
27,000	CVS Caremark Corp.		906,660
32,000	Pepsico, Inc.		1,980,800
25,000	Procter & Gamble Co.		1,579,500
28,000	Wal-Mart Stores, Inc.		1,453,200
			5,920,160

	Energy	10.61%
8,000	Apache Corporation		641,920
26,000	Exxon Mobil Corp.		1,888,380
15,000	Occidental Petroleum Corp.		1,072,500
13,000	Schlumberger Limited		776,490
12,000	Transocean Limited		572,880
16,000	Ultra Petroleum Corp. *		443,520
			5,395,690

	Financials	10.81%
35,000	Bank of America Corp.		214,200
12	Berkshire Hathaway, Inc. - A *		1,281,600
7,000	Goldman Sachs Group, Inc.		661,850
40,000	JPMorgan Chase & Co.		1,204,800
28,000	Legg Mason, Inc.		719,880
25,000	MetLife, Inc.		700,250
35,000	Redwood Trust, Inc.		390,950
10,000	State Street Corp.		321,600
			5,495,130

	Health Care	16.45%
38,000	Abbott Laboratories		1,943,320
15,000	Becton, Dickinson and Company		1,099,800
16,000	Covidien plc		705,600
25,000	Johnson & Johnson		1,592,750
12,000	Novartis AG		669,240
10,000	Pharmaceutical Product Development, Inc.		256,600
11,000	Teval Pharmaceutical Industries, Ltd.		409,420
25,000	United Health Group, Inc.		1,153,000
10,000	Zimmer Holdings, Inc. *		535,000
			8,364,730

	Industrials	9.56%
10,000	3M Co.		717,900
105,000	General Electric Co.		1,600,200
29,000	ITT Corp.		1,218,000
7,000	Lockheed Martin Corp.		508,480
30,000	Terex Corp. *		307,800
8,000	United Parcel Service, Inc.		505,200
			4,857,580

	Technology	23.21%
4,500	Apple, Inc.*		$1,715,310
120,000	Cisco Systems, Inc.*		1,858,800
36,000	Hewlett-Packard Co.		808,200
18,000	Intel Corp.		383,940
100,000	Microsoft Corp.		2,489,000
50,000	Oracle Corp.		1,437,000
20,000	QUALCOMM, Inc.		972,600
40,000	Texas Instruments, Inc.		1,066,000
70,000	Western Union Co.		1,070,300
			11,801,150

	Telecommunications	1.92%
38,000	Vodafone Group Plc		974,700
			974,700

	Other Securities - 2.95%
1,500,522	Goldman Sachs Financial Square Government Fund	2.95%	1,500,522

	Total investments in securities (cost $52,406,685)	99.89%	$50,779,982
	Other assets, less liabilities	0.11%	57,983
	NET ASSETS	100.00%	$50,837,965

*Indicates nonincome-producing security

The cost basis of investments for federal income tax purposes at September 30, 2011 is as follows:
Federal tax cost of investments	$ 52,406,685

Unrealized appreciation	$ 4,894,677
Unrealized depreciation	$ (6,521,380)
Total	$ (1,626,703)

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each of the Portfolio's investments as of September 30, 2011:

	Level 1	Level 2	Level 3
Common Stock	$ 49,279,460	$ -	$ -
Other Securities	1,500,522	-	-
Total	$ 50,779,982	$ -	$ -

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2011

Principal		Percent of
Amount		Net Assets	Fair Value

	Government Agency Bonds	28.53%
$500,000	Federal Farm Credit Bank 4.12% due 3/9/21		$506,416
2,000,000	Federal Home Loan Bank 1.125% due 5/18/12		2,010,722
1,000,000	Federal Home Loan Bank 3.375% due 10/13/20		1,000,683
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,507,566
2,500,000	Federal Home Loan Bank 5.00% due 3/09/12		2,552,625
1,000,000	Federal Home Loan Bank 5.375% due 6/14/13		1,084,261
1,500,000	Federal Home Loan Mortgage 1.6% due 8/10/2015		1,513,423
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,242,684
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,180,255
2,000,000	Federal National Mortgage Assn. 5.00% due 5/11/17		2,381,708
			15,980,343
	Mortgage Backed Securities	11.03%
1,371,709	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		1,458,196
299,475	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		323,836
36,242	Federal Home Loan Mortgage Pool 5.00% due 10/01/12		38,941
99,433	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		107,756
123,222	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		133,383
43,782	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		47,650
497,627	Federal Home Loan Mortgage CMO 5.50% due 12/15/20		518,181
158,656	Federal National Mortgage Assn. Pool 4.50% due 5/01/15		166,458
24,208	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		26,283
1,195,723	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		1,298,223
74,499	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		80,953
60,883	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		66,157
237,022	Government National Mortgage Assn. Pool 1.75% due 8/20/34		244,412
159,962	Government National Mortgage Assn. Pool 2.625% due 8/20/32		153,238
676,471	Government National Mortgage Assn. Pool 4.50% due 5/15/18		729,386
710,393	Government National Mortgage Assn. Pool 5.00% due 11/15/33		784,701
			6,177,754
	Treasury Notes/Bonds/Inflation Protected Securities	35.62%
3,000,000	US Treasury Note 2.375% due 2/28/15		3,185,400
2,000,000	US Treasury Note 2.75% due 2/15/19		2,174,376
1,000,000	US Treasury Note 3.125% due 4/30/13		1,045,195
1,000,000	US Treasury Note 3.50% due 5/31/13		1,053,320
2,000,000	US Treasury Note 5.125% due 5/15/16		2,387,344
2,156,740	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,413,021
2,460,080	US Treasury Inflation Protected Security 1.875% due 7/15/13		2,575,013
2,439,066	US Treasury Inflation Protected Security 1.875% due 7/15/15		2,678,970
2,116,120	US Treasury Inflation Protected Security 1.875% due 7/15/19		2,435,688
			19,948,327

	Corporate Bonds	13.84%
1,000,000	Archer Daniels 5.45% due 3/15/18		1,172,748
1,000,000	Berkshire Hathaway 5.00% due 8/15/13		1,073,484
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,161,239
500,000	Pfizer, Inc. 6.20% due 3/15/19		626,569
1,000,000	Procter & Gamble 1.8% due 11/15/15		1,026,104
1,000,000	SBC Communications 5.10% due 9/15/14		1,098,202
1,500,000	Wal-Mart Stores 4.55% due 5/01/13		1,593,357
			7,751,703

	Other Securities	13.04%
4,705,440	Goldman Sachs Financial Square Government Fund		4,705,440
2,600,000	JP Morgan U.S. Government Fund		2,600,000
			7,305,440

	Total investments in securities (cost $52,991,405)	102.06%	$57,163,567
	Other assets, less liabilities	(2.06%)	(1,156,808)
	TOTAL NET ASSETS	100.00%	$56,006,759

The cost basis of investments for federal income tax purposes at September 30, 2011 is as follows:
	Federal tax cost of investments	$ 52,991,405

	Unrealized appreciation	$ 4,179,923
	Unrealized depreciation	(7,761)
	Total	$ 4,172,162

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest
	rates, prepayment speed, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the
	fair value of investments)

The following is a summary of the inputs used to value each of the Portfolio's investments as of September 30, 2011

	Level 1	Level 2	Level 3
Government Agency Bonds	$ -	$ 15,980,343	$ -
Mortgage Backed Securities	-	6,177,754	-
Treasury Notes/Bonds/Inflation Protected Securities	-	19,948,327	-
Corporate Bonds	-	7,751,703	-
Other Securities	7,305,440	-	-
Total	$ 7,305,440	$ 49,858,127	$ -

ITEM 2. - CONTROLS AND PROCEDURES

An evaluation was performed by the officers of Stratus Fund, Inc. (the"Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

ITEM 3. - EXHIBITS

Certifications - Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross

Jon C. Gross, President

Date 11/21/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross

Jon C. Gross, President

Date 11/21/2011

By /s/ Jeffrey S. Jewell

Jeffrey S. Jewell, Vice President & Chief Financial Officer

Date 11/21/2011